Borrowings - Summary of Detailed Information About Main Terms of Borrowings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Of which current portion	€ 15,370	€ 55,559
Of which non-current portion	€ 18,115	€ 11,212
Sergio Rossi S.p.A [member] | Fixed [member] | March 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		0.90%
Expiry date		March 2022
Of which current portion		€ 1
Sergio Rossi S.p.A [member] | Fixed [member] | April 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		1.45%
Expiry date		April 2022
Of which current portion		€ 458
Sergio Rossi S.p.A [member] | Variable [member] | September 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	ECB+6.00%	ECB+6.00%
Expiry date	September 2025	September 2025
Of which current portion	€ 784	€ 172
Of which non-current portion	€ 1,502	€ 2,285
Sergio Rossi S.p.A [member] | Variable [member] | June 2026 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	Euribor 3m+1.90%	Euribor 3m+1.90%
Expiry date	June 2026	June 2026
Of which current portion	€ 2,500	€ 1,250
Of which non-current portion	€ 6,250	€ 8,750
Fosun Fashion Group (Cayman) Limited [member] | Fixed [member] | April 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		10.00%
Expiry date		April 2022
Of which current portion		€ 16,337
Fosun Fashion Group (Cayman) Limited [member] | Fixed [member] | June 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		10.00%
Expiry date		June 2022
Of which current portion		€ 23,550
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | June 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%
Expiry date		June 2022
Of which current portion		€ 166
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | August 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%
Expiry date		August 2022
Of which current portion		€ 111
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | September 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%
Expiry date		September 2022
Of which current portion		€ 376
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | October 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%
Expiry date		October 2022
Of which current portion		€ 103
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | November 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%
Expiry date		November 2022
Of which current portion		€ 348
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | December 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%
Expiry date		December 2022
Of which current portion		€ 337
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | January 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Expiry date	January 2023
Of which current portion	€ 633
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | February 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Expiry date	February 2023
Of which current portion	€ 75
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | March 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Expiry date	March 2023
Of which current portion	€ 283
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | April 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Expiry date	April 2023
Of which current portion	€ 296
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | May 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Expiry date	May 2023
Of which current portion	€ 294
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | June 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Expiry date	June 2023
Of which current portion	€ 317
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | July 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Expiry date	July 2023
Of which current portion	€ 606
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | August 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Expiry date	August 2023
Of which current portion	€ 269
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | September 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Expiry date	September 2023
Of which current portion	€ 269
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | October 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Expiry date	October 2023
Of which current portion	€ 263
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | November 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Expiry date	November 2023
Of which current portion	€ 229
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | December 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Expiry date	December 2023
Of which current portion	€ 269
Fosun Fashion Brand Management Co.,Limited [member] | Interest free [member] | December 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		0.00%
Expiry date		December 2023
Of which non-current portion		€ 177
Fosun Fashion (Shanghai) Consulting Management Co., Ltd. [member] | Fixed [member] | December 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		10.00%
Expiry date		December 2022
Of which current portion		€ 4,510
Fosun Fashion (Shanghai) Consulting Management Co., Ltd. [member] | Fixed [member] | December 2027 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%
Expiry date	December 2027
Of which non-current portion	€ 10,363
St. John Knits, Inc. [member] | Variable [member] | April 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	LIBOR+7.50%	LIBOR+7.50%
Expiry date	April 2023	April 2023
Of which current portion	€ 8,283	€ 7,840